Supplemental Cash Flows Information - Supplemental Information Related to Consolidated and Combined Carve-Out Statements of Cash Flows (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2013 USD ($)
Non-cash investing and financing activities:
Payable to owner and affiliates converted to equity	$ 27,051